Contingencies Schedule of FCPA Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
Foreign Corrupt Practices Act Expenses [Line Items]
Foreign corrupt practices act related expenses	$ 99	$ 126	$ 173
Compliance programs and organizational enhancements
Foreign Corrupt Practices Act Expenses [Line Items]
Foreign corrupt practices act related expenses	19	31	52
Inquiry and investigation expense
Foreign Corrupt Practices Act Expenses [Line Items]
Foreign corrupt practices act related expenses	$ 80	$ 95	$ 121